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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [   ];  Amendment Number:  _________
         This Amendment (check only one):  [   ]   is a restatement.
                                           [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Gates Capital Management, Inc.
Address:     1177 Avenue of the Americas, 32nd Floor
             New York, NY 10036

Form 13F File Number: 28-11102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Gates
Title:       President
Phone:       (212) 626-1421

Signature, Place, and Date of Signing:

/s/ Jeffrey L. Gates              New York, New York        August 14, 2006
-----------------------
     [Signature]                    [City, State]                 [Date]

Report Type:

         [X]     13F HOLDINGS REPORT

         [ ]     13F NOTICE

         [ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  None

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     $525,649 (in thousands)

List of Other Included Managers:            NONE


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
FORM 13F INFORMATION TABLE
                                                                                                              VOTING AUTHORITY
                                                          VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    --------------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
---------------------------- --------------  ---------  --------  -------  ---  ---   -------  --------  -------  --------  -------
ADESA                              COM       00686U104    38964   1751967  SH          SOLE              1751967
ADVANCE AUTO PARTS INC             COM       00751Y106    37959   1313450  SH          SOLE              1313450
ADVANCED MEDICAL OPTICS INC        COM       00763M108     8581    169259  SH          SOLE               169259
ADVANCED MEDICAL OPTICS INC        COM       00763M958     7605    150000  SH   PUT    SOLE               150000
ARBITRON INC                       COM       03875Q108    63900   1667113  SH          SOLE              1667113
AUTOZONE INC                       COM       053332102    33057    374800  SH          SOLE               374800
CAVCO INDS INC DEL                 COM       149568107     3412     76776  SH          SOLE                76776
CBS CORP NEW                       COM       124857202    46453   1717307  SH          SOLE              1717307
CHATTEM INC                        COM       162456107    34583   1138722  SH          SOLE              1138722
CLEAR CHANNEL COMMUNICATIONS       COM       184502102    24868    803500  SH          SOLE               803500
DARLING INTL INC                   COM       237266101    27944   6168697  SH          SOLE              6168697
DAVITA INC                         COM       23918K108    35883    721996  SH          SOLE               721996
DOVER DOWNS GAMING & ENTMT I       COM       260095104     5413    275590  SH          SOLE               275590
FIRST DATA CORP                    COM       319963104    23559    523068  SH          SOLE               523068
MARVEL ENTERTAINMENT INC           COM       57383T103    18161    908065  SH          SOLE               908065
MARVEL ENTERTAINMENT INC           COM       57383T953     8000    400000  SH   PUT    SOLE               400000
METHANEX CORP                      COM       59151K108     5581    263520  SH          SOLE               263520
MOODYS CORP                        COM       615369105    18078    331953  SH          SOLE               331953
PAYLESS SHOESOURCE INC             COM       704379106    25994    956701  SH          SOLE               956701
PIONEER COS INC                    COM       723643300     5838    214006  SH          SOLE               214006
PLAYTEX PRODUCTS                   COM       72813P100    26506   2541300  SH          SOLE              2541300
REGIS CORP MINN                    COM       758932107    23257    653100  SH          SOLE               653100
TRUMP ENTMT RESORTS INC            COM       89816T103     2053    101894  SH          SOLE               101894
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